Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 6.7% Senior Notes Minimum	Dec. 31, 2012 6.7% Senior Notes Maximum	Dec. 31, 2012 Fair Value Level 1	Dec. 31, 2011 Fair Value Level 1	Dec. 31, 2012 Fair Value Level 1 6.95% Senior Notes		Dec. 31, 2011 Fair Value Level 1 6.95% Senior Notes		Dec. 31, 2012 Fair Value Level 2 6.7% Senior Notes		Dec. 31, 2011 Fair Value Level 2 6.7% Senior Notes		Dec. 31, 2012 Fair Value Government backed securities Level 1		Dec. 31, 2011 Fair Value Government backed securities Level 1		Dec. 31, 2012 Book Value		Dec. 31, 2011 Book Value		Dec. 31, 2012 Book Value 6.95% Senior Notes		Dec. 31, 2011 Book Value 6.95% Senior Notes		Dec. 31, 2012 Book Value 6.7% Senior Notes		Dec. 31, 2011 Book Value 6.7% Senior Notes		Dec. 31, 2012 Book Value Government backed securities		Dec. 31, 2011 Book Value Government backed securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 378,358	$ 424,155	$ 276,915	$ 302,991					$ 378,358	$ 424,155													$ 378,358		$ 424,155
Short-term investments	100,676	127,039																	100,676	[1],[2],[3]	127,039	[1],[2],[3]													100,676	[1],[2],[3]	127,039	[1],[2],[3]
Long-term investments	50,305	30,057																	50,339	[1],[3],[4]	30,140	[1],[3],[4]	50,305	[1],[3],[4]	30,057	[1],[3],[4]
Long-term debt											$ 376,610	[5]	$ 364,162	[5]	$ 582,744	[5]	$ 534,860	[5]									$ 342,000	[5]	$ 342,000	[5]	$ 532,194	[5]	$ 534,111	[5]
Long term investment maturities					Mar. 15, 2014	Dec. 15, 2014
Fair value assumption, interest rate							6.09%	6.85%

[1]	Designated as held-to-maturity investments and are recorded at amortized cost in the Consolidated Balance Sheet.
[2]	Maturities are less than twelve months from the respective balance sheet dates.
[3]	Includes U.S. treasuries and corporate notes guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program.
[4]	Maturities range between 14 and 23 months from the balance sheet date.
[5]	Excludes capital lease obligations and current portion of Long-term debt.